Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
Total expense recognized	€ 2,258	€ 1,647	€ 191
Own
SHARE-BASED PAYMENTS
Total expense recognized	307	200	191
Qualtrics
SHARE-BASED PAYMENTS
Total expense recognized	1,164	1,426
SMP
SHARE-BASED PAYMENTS
Total expense recognized	768
Others
SHARE-BASED PAYMENTS
Total expense recognized	€ 19	€ 21	€ 0